ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

February 28, 2019
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668
Cboe Vest S&P 500 Dividend Aristocrats Target Income ETF (S000059780)

Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, Cboe Vest S&P 500 Dividend Aristocrats Target Income ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated February 28, 2019, and filed electronically as Post-Effective Amendment No. 458 to the Trust’s Registration Statement on Form N‑1A on February 28, 2019.
If you have any questions, please do not hesitate to contact me at (414) 765-5586 or michael.barolsky@usbank.com.
Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President and Secretary